Income Taxes (Schedule of Income Tax Provision) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Current tax
China	$ 150	$ 307	$ 596
Deferred tax	178	175	(214)
Effective tax	$ 328	$ 482	$ 382